Subsequent Events	6 Months Ended
Jun. 30, 2018
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 8 – Subsequent Events

On September 26, 2018, the Company entered into a Purchase Agreement with Aspire Capital, which provides that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of $20.0 million of the Company’s ADSs over the 30-month term of the Purchase Agreement. In consideration for entering into the Purchase Agreement, concurrently with the execution of the Purchase Agreement, the Company issued 30,000,000
Ordinary Shares
to Aspire Capital and sold to Aspire Capital 25,000,000
Ordinary Shares
for $0.02 per share
(equivalent to $2.00 per ADS)
(see Note 1).